Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005546
Shareholder Report [Line Items]
Fund Name	Maryland Municipal Money Fund
Class Name	Investor Class
Trading Symbol	TMDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Maryland Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Money Fund - Investor Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 113,186,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$113,186
Number of Portfolio Holdings	72

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	52.4%
Variable Rate Demand Notes	50.4
Non-Financial Company Commercial Paper	0.9
Short-Term and Other	-3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.5%
Maryland Dept. of Housing & Community Dev., Tender Option Bond Trust Receipts	5.4
Maryland HHEFA, Johns Hopkins Health System	4.7
Montgomery County	4.6
Maryland Economic Dev., Howard Hughes Medical Institute	4.6
Maryland HHEFA, Johns Hopkins Univ.	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Washington Suburban Sanitary Dist., Tender Option Bond Trust Receipts	4.5
Housing Opportunities Commission of Montgomery County, Tender Option Bond Trust Receipts	4.4
Maryland HHEFA, Pooled Loan Program	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193184
Shareholder Report [Line Items]
Fund Name	Maryland Municipal Money Fund
Class Name	I Class
Trading Symbol	TWNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Maryland Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Money Fund - I Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 113,186,000
Holdings Count | Holding	72
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$113,186
Number of Portfolio Holdings	72

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	52.4%
Variable Rate Demand Notes	50.4
Non-Financial Company Commercial Paper	0.9
Short-Term and Other	-3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.5%
Maryland Dept. of Housing & Community Dev., Tender Option Bond Trust Receipts	5.4
Maryland HHEFA, Johns Hopkins Health System	4.7
Montgomery County	4.6
Maryland Economic Dev., Howard Hughes Medical Institute	4.6
Maryland HHEFA, Johns Hopkins Univ.	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Washington Suburban Sanitary Dist., Tender Option Bond Trust Receipts	4.5
Housing Opportunities Commission of Montgomery County, Tender Option Bond Trust Receipts	4.4
Maryland HHEFA, Pooled Loan Program	4.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless